WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	March 31, 2022 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 98.0% (a)
Communication Services - 1.2%
AMC Networks, Inc. - Class A (b)	216	$8,776
Cardlytics, Inc. (b)	3,092	169,998
Cargurus, Inc. (b)	279	11,846
Cars.com, Inc. (b)	413	5,960
Cinemark Holdings, Inc. (b)	115	1,987
Cogent Communications Holdings, Inc.	44	2,919
Eventbrite, Inc. - Class A (b)	674	9,955
Gogo, Inc. (b)(c)	526	10,026
iHeartMedia, Inc. - Class A (b)	380	7,193
Iridium Communications, Inc. (b)	600	24,192
Magnite, Inc. (b)	10,336	136,539
MediaAlpha, Inc. (b) - Class A	330	5,462
Ooma, Inc. (b)	71	1,064
Ziff Davis, Inc. (b)	77	7,452
		403,369
Consumer Discretionary - 10.9%
2U, Inc. (b)	641	8,512
Academy Sports & Outdoors, Inc.	651	25,649
Arko Corp.	2,705	24,616
Asbury Automotive Group, Inc. (b)	160	25,632
Bloomin' Brands, Inc.	2,606	57,176
Boot Barn Holdings, Inc. (b)	3,154	298,968
Brinker International, Inc. (b)	376	14,348
Caleres, Inc.	509	9,839
Camping World Holdings, Inc. - Class A	130	3,634
Carriage Services, Inc.	345	18,399
Cavco Industries, Inc. (b)	183	44,076
Century Casinos, Inc. (b)	3,798	45,386
Century Communities, Inc.	669	35,838
Citi Trends, Inc. (b)	238	7,289
Crocs, Inc. (b)	631	48,208
Dave & Buster's Entertainment, Inc. (b)	920	45,172
Dorman Products, Inc. (b)	216	20,526
Drive Shack, Inc. (b)(c)	5,310	8,177
Everi Holdings, Inc. (b)	1,847	38,787
Fox Factory Holding Corp. (b)	140	13,713
Funko, Inc. - Class A (b)	1,224	21,114
Golden Nugget Online Gaming, Inc. (b)	971	6,904
Green Brick Partners, Inc. (b)	6,230	123,105
Guess?, Inc. (c)	928	20,277
Hamilton Beach Brands Holding Co. - Class A	443	5,152
Haverty Furniture Cos., Inc.	814	22,320
Hibbett, Inc.	559	24,786
Hilton Grand Vacations, Inc. (b)	1,210	62,932
International Game Technology PLC	1,211	29,887
iRobot Corp. (b)	21	1,331
KB Home	1,040	33,675
Legacy Housing Corp. (b)	378	8,112
MasterCraft Boat Holdings, Inc. (b)	823	20,254
Meritage Homes Corp. (b)	148	11,726
Monarch Casino & Resort, Inc. (b)	435	37,945
Murphy USA, Inc.	172	34,393
Nathan's Famous, Inc.	90	4,875
OneWater Marine, Inc. - Class A	54	1,860
Overstock.com, Inc. (b)	170	7,481
Papa John's International, Inc.	214	22,530
Party City Holdco, Inc. (b)	2,739	9,806
Penn National Gaming, Inc. (b)	388	16,459
Perdoceo Education Corp. (b)	1,414	16,233
PlayAGS, Inc. (b)	2,159	14,401
Porch Group, Inc. (b)	411	2,854
PowerSchool Holdings, Inc. (b) - Class A	1,101	18,178
RCI Hospitality Holdings, Inc.	166	10,202
Red Rock Resorts, Inc. - Class A	196	9,518
Revolve Group, Inc. (b)	296	15,892
RH (b)	39	12,718
Sally Beauty Holdings, Inc. (b)	2,153	33,651
Shake Shack, Inc. - Class A (b)	320	21,728
Shoe Carnival, Inc.	493	14,376
Shutterstock, Inc.	551	51,287
Signet Jewelers Ltd.	1,285	93,420
Skyline Champion Corp. (b)	5,640	309,523
Sleep Number Corp. (b)	261	13,235
Sonos, Inc. (b)	3,650	103,003
Standard Motor Products, Inc.	734	31,665
Steven Madden Ltd.	5,310	205,178
Stoneridge, Inc. (b)	5,285	109,717
Stride, Inc. (b)	197	7,157
Sturm Ruger & Co., Inc.	394	27,430
Taylor Morrison Home Corp. (b)	1,001	27,247
Tenneco, Inc. - Class A (b)	429	7,859
Texas Roadhouse, Inc.	5,001	418,734
The Cheesecake Factory, Inc. (b)	583	23,198
The Lovesac Co. (b)	711	38,437
The ONE Group Hospitality, Inc. (b)	1,044	10,972
TopBuild Corp. (b)	830	150,554
Tri Pointe Homes, Inc. (b)	470	9,438
Vivint Smart Home, Inc. (b)	2,754	18,617
Wingstop, Inc.	265	31,098
Winmark Corp.	336	73,920
Winnebago Industries, Inc.	907	49,005
WW International, Inc. (b)	2,208	22,588
YETI Holdings, Inc. (b)	3,129	187,677
		3,511,579
Consumer Staples - 3.3%
BellRing Brands, Inc. (b)	246	5,678
Coca-Cola Consolidated, Inc.	9	4,472
elf Beauty, Inc. (b)	15,258	394,114
Grocery Outlet Holding Corp. (b)	12,305	403,358
Inter Parfums, Inc.	189	16,641
J & J Snack Foods Corp.	37	5,739
LifeMD, Inc. (b)	14,016	49,477
Medifast, Inc.	178	30,399
Performance Food Group Co. (b)	469	23,877
Sanderson Farms, Inc.	124	23,249
The Beauty Health Company (b)	760	12,829
United Natural Foods, Inc. (b)	110	4,548
USANA Health Sciences, Inc. (b)	74	5,879
Vector Group Ltd.	2,910	35,036
Veru, Inc. (b)	690	3,333
WD-40 Co.	232	42,509
		1,061,138
Energy - 2.6%
Arch Resources, Inc.	65	8,930
Brigham Minerals, Inc. - Class A	10,210	260,865
Callon Petroleum Co. (b)	173	10,221
Centennial Resource Development, Inc. - Class A (b)	2,931	23,653
Civitas Resources, Inc.	110	6,568
Crescent Energy, Inc. - Class A	547	9,485
Denbury, Inc. (b)	263	20,664
Dorian LPG Ltd.	780	11,302
Earthstone Energy, Inc. - Class A (b)	11,523	145,535
Falcon Minerals Corp.	4,040	27,230
Kosmos Energy Ltd. (b)	2,802	20,146
Magnolia Oil & Gas Corp. - Class A	2,195	51,912
Matador Resources Co.	1,214	64,318
Oasis Petroleum, Inc.	250	36,575
Ovintiv, Inc.	575	31,090
Par Pacific Holdings, Inc. (b)	1,588	20,676
Solaris Oilfield Infrastructure, Inc. - Class A	800	9,032
Southwestern Energy Co. (b)	7,086	50,806
Talos Energy, Inc. (b)	840	13,264
Tellurian, Inc. (b)	810	4,293
TETRA Technologies, Inc. (b)	3,041	12,499
		839,064
Financials - 5.6%
Artisan Partners Asset Management, Inc. - Class A	410	16,134
Atlanticus Holdings Corp. (b)	722	37,392
Banc of California, Inc.	7,813	151,260
Cadence Bank	10,971	321,011
Cohen & Steers, Inc.	1,182	101,522
Cowen, Inc. - Class A	682	18,482
CrossFirst Bankshares, Inc. (b)	1,287	20,283
Curo Group Holdings Corp.	281	3,667
Eastern Bankshares, Inc.	1,012	21,798
First Financial Bankshares, Inc.	267	11,780
FirstCash Holdings, Inc.	394	27,714
Focus Financial Partners, Inc. - Class A (b)	102	4,665
GAMCO Investors, Inc. - Class A	608	13,443
Hanmi Financial Corp.	172	4,233
Home BancShares, Inc.	12,502	282,545
Houlihan Lokey, Inc.	1,027	90,171
James River Group Holdings Ltd.	4,377	108,287
Kinsale Capital Group, Inc.	33	7,525
Meta Financial Group, Inc.	1,020	56,018
Metrocity Bankshares, Inc.	600	14,088
Moelis & Co. - Class A	1,287	60,425
NMI Holdings, Inc. - Class A (b)	480	9,898
Open Lending Corp. - Class A (b)	608	11,497
Piper Sandler Cos.	115	15,094
PJT Partners, Inc. - Class A	341	21,524
PROG Holdings, Inc. (b)	1,512	43,500
Regional Management Corp.	357	17,340
RLI Corp.	50	5,532
ServisFirst Bancshares, Inc.	60	5,717
Silvergate Capital Corp. - Class A (b)	31	4,668
StepStone Group, Inc. - Class A	2,934	96,998
Texas Capital Bancshares, Inc. (b)	3,165	181,386
Veritex Holdings, Inc.	120	4,580
Walker & Dunlop, Inc.	30	3,883
		1,794,060
Health Care - 33.3%
1Life Healthcare, Inc. (b)	2,010	22,271
Accolade, Inc. (b)	180	3,161
Accuray, Inc. (b)	1,825	6,041
AdaptHealth Corp. (b)	978	15,677
Aerie Pharmaceuticals, Inc. (b)	13,343	121,421
Affimed NV (b)	10,787	47,139
Agenus, Inc. (b)	3,165	7,786
Albireo Pharma, Inc. (b)	468	13,960
Alector, Inc. (b)	1,239	17,656
ALX Oncology Holdings, Inc. (b)	180	3,042
American Well Corp. - Class A (b)	23,839	100,362
AMN Healthcare Services, Inc. (b)	575	59,990
Amneal Pharmaceuticals, Inc. (b)	4,591	19,144
Apellis Pharmaceuticals, Inc. (b)	127	6,453
Apollo Medical Holdings, Inc. (b)	73	3,538
Arcus Biosciences, Inc. (b)	2,097	66,181
Arcutis Biotherapeutics, Inc. (b)	517	9,957
Arrowhead Pharmaceuticals, Inc. (b)	462	21,247
Artivion, Inc. (b)	670	14,325
Arvinas, Inc. (b)	393	26,449
Atea Pharmaceuticals, Inc. (b)	271	1,957
Aveanna Healthcare Holdings, Inc. (b)	870	2,967
Avid Bioservices, Inc. (b)	16,024	326,409
Beam Therapeutics, Inc. (b)	1,964	112,537
Biohaven Pharmaceutical Holding Co. Ltd. (b)	323	38,298
BioLife Solutions, Inc. (b)	18,524	421,051
Bioventus, Inc. - Class A (b)	1,002	14,128
Bridgebio Pharma, Inc. (b)	1,070	10,860
CareDx, Inc. (b)	383	14,167
Caribou Biosciences, Inc. (b)	5,379	49,379
Castle Biosciences, Inc. (b)	5,323	238,790
Cerus Corp. (b)	3,206	17,601
Chemed Corp.	90	45,589
ChromaDex Corp. (b)	2,918	7,178
ClearPoint Neuro, Inc. (b)	526	5,476
Collegium Pharmaceutical, Inc. (b)	1,242	25,287
Community Health Systems, Inc. (b)	1,981	23,514
CONMED Corp.	3,589	533,146
Convey Health Solutions Holdings, Inc. (b)	630	4,120
Corcept Therapeutics, Inc. (b)	242	5,450
CRISPR Therapeutics AG (b)	1,273	79,906
Cross Country Healthcare, Inc. (b)	296	6,414
CryoPort, Inc. (b)	3,394	118,485
Cue Biopharma, Inc. (b)	940	4,587
Curis, Inc. (b)	2,566	6,107
Cutera, Inc. (b)	364	25,116
CytoSorbents Corp. (b)	5,401	17,229
Denali Therapeutics, Inc. (b)	1,982	63,761
DermTech, Inc. (b)(c)	6,963	102,217
Dynavax Technologies Corp. (b)(c)	460	4,986
Eagle Pharmaceuticals, Inc. (b)	94	4,652
Editas Medicine, Inc. (b)	1,409	26,799
Enanta Pharmaceuticals, Inc. (b)	986	70,183
Epizyme, Inc. (b)	2,380	2,737
Fate Therapeutics, Inc. (b)	637	24,696
Fulgent Genetics, Inc. (b)	332	20,720
Global Blood Therapeutics, Inc. (b)	275	9,526
Globus Medical, Inc. - Class A (b)	217	16,010
Halozyme Therapeutics, Inc. (b)	2,884	115,014
Harvard Bioscience, Inc. (b)	62,139	385,883
Health Catalyst, Inc. (b)	6,346	165,821
Heska Corp. (b)	1,874	259,137
iCAD, Inc. (b)	7,909	35,274
IGM Biosciences, Inc. (b)	312	8,340
ImmunoGen, Inc. (b)	16,940	80,634
Inari Medical, Inc. (b)	225	20,394
Innoviva, Inc. (b)	2,881	55,747
Inspire Medical Systems, Inc. (b)	355	91,125
Integer Holdings Corp. (b)	213	17,161
Intellia Therapeutics, Inc. (b)	1,118	81,245
Intercept Pharmaceuticals, Inc. (b)	845	13,748
Invitae Corp. (b)	1,443	11,501
iRadimed Corp.	120	5,381
iRhythm Technologies, Inc. (b)	165	25,983
Ironwood Pharmaceuticals, Inc. (b)	3,112	39,149
Karyopharm Therapeutics, Inc. (b)	640	4,717
Kezar Life Sciences, Inc. (b)	4,690	77,948
Kiniksa Pharmaceuticals Ltd. - Class A (b)	9,236	91,806
LeMaitre Vascular, Inc.	4,945	229,794
Lexicon Pharmaceuticals, Inc. (b)	1,808	3,779
LHC Group, Inc. (b)	1,476	248,854
Medpace Holdings, Inc. (b)	3,306	540,829
Merit Medical Systems, Inc. (b)	229	15,233
Mesa Laboratories, Inc.	2,232	568,892
ModivCare, Inc. (b)	140	16,155
Neogen Corp. (b)	9,744	300,505
NeoGenomics, Inc. (b)	14,417	175,167
Nkarta, Inc. (b)	649	7,386
Novocure Ltd. (b)	42	3,480
Nurix Therapeutics, Inc. (b)	394	5,520
NuVasive, Inc. (b)	28	1,588
Ocular Therapeutix, Inc. (b)	860	4,257
Olink Holding AB - ADR (b)	4,827	85,245
Omnicell, Inc. (b)	2,543	329,293
Organogenesis Holdings, Inc. (b)	23,585	179,718
ORIC Pharmaceuticals, Inc. (b)	530	2,830
Ortho Clinical Diagnostics Holdings PLC (b)	1,249	23,306
OrthoPediatrics Corp. (b)	5,061	273,243
Pacific Biosciences of California, Inc. (b)	1,036	9,428
Pacira BioSciences, Inc. (b)	213	16,256
Phreesia, Inc. (b)	369	9,727
Pliant Therapeutics, Inc. (b)	6,501	45,572
Precigen, Inc. (b)	8,571	18,085
Precision BioSciences, Inc. (b)	945	2,911
Privia Health Group, Inc. (b)	230	6,148
Progyny, Inc. (b)	505	25,957
Quanterix Corp. (b)	7,348	214,488
Quotient Ltd. (b)	1,467	1,760
R1 RCM, Inc. (b)	1,739	46,536
REGENXBIO, Inc. (b)	1,200	39,828
Renalytix PLC - ADR (b)	2,579	17,847
Repligen Corp. (b)	2,007	377,497
Rocket Pharmaceuticals, Inc. (b)	374	5,932
Sana Biotechnology, Inc. (b)	1,550	12,803
Sangamo Therapeutics, Inc. (b)	1,913	11,115
Scholar Rock Holding Corp. (b)	123	1,585
Seer, Inc. (b)	1,109	16,901
Select Medical Holdings Corp.	2,471	59,279
Seres Therapeutics, Inc. (b)	1,044	7,433
Sesen Bio, Inc. (b)	3,592	2,165
Sharps Compliance Corp. (b)	35,793	211,179
Shockwave Medical, Inc. (b)	480	99,533
SI-BONE, Inc. (b)	10,727	242,430
Silk Road Medical, Inc. (b)	3,858	159,297
Simulations Plus, Inc.	7,732	394,177
Spero Therapeutics, Inc. (b)	7,634	66,416
STAAR Surgical Co. (b)	914	73,038
Stereotaxis, Inc. (b)	2,680	9,996
Stoke Therapeutics, Inc. (b)	386	8,125
Syros Pharmaceuticals, Inc. (b)	4,112	4,893
Teladoc Health, Inc. (b)(c)	27	1,947
The Ensign Group, Inc.	316	28,443
Tivity Health, Inc. (b)	133	4,279
Turning Point Therapeutics, Inc. (b)	378	10,149
Twist Bioscience Corp. (b)	213	10,518
US Physical Therapy, Inc.	473	47,040
Veracyte, Inc. (b)	6,525	179,894
Vericel Corp. (b)	7,611	290,892
Viemed Healthcare, Inc. (b)	1,812	9,024
Vir Biotechnology, Inc. (b)	891	22,917
Xencor, Inc. (b)	2,675	71,369
Xenon Pharmaceuticals, Inc. (b)	2,463	75,294
Xeris Biopharma Holdings, Inc.(b)	26,169	66,993
		10,726,013
Industrials - 12.0%
AAON, Inc.	468	26,082
Aerojet Rocketdyne Holdings, Inc. (b)	1,032	40,609
Allied Motion Technologies, Inc.	73	2,178
Alta Equipment Group, Inc. (b)	23,088	285,368
Atkore, Inc. (b)	639	62,903
Atlas Air Worldwide Holdings, Inc. (b)	238	20,556
Barrett Business Services, Inc.	94	7,282
Bloom Energy Corp. - Class A (b)	920	22,218
Boise Cascade Co.	184	12,783
Chart Industries, Inc. (b)(c)	1,068	183,450
Columbus McKinnon Corp.	6,517	276,321
Comfort Systems USA, Inc.	303	26,970
Cornerstone Building Brands, Inc. (b)	326	7,928
Desktop Metal, Inc. - Class A (b)	686	3,252
Douglas Dynamics, Inc.	3,003	103,874
Dycom Industries, Inc. (b)	100	9,526
EMCOR Group, Inc.	758	85,374
Exponent, Inc.	165	17,828
Franklin Covey Co. (b)	1,619	73,211
Franklin Electric Co., Inc.	953	79,137
FTC Solar, Inc. (b)	1,240	6,113
FuelCell Energy, Inc. (b)(c)	1,818	10,472
Heidrick & Struggles International, Inc.	940	37,205
Heritage-Crystal Clean, Inc. (b)	427	12,643
Hudson Technologies, Inc. (b)	12,975	80,575
Infrastructure and Energy Alternatives, Inc. (b)	1,504	17,822
JELD-WEN Holding, Inc. (b)	200	4,056
John Bean Technologies Corp.	298	35,304
Kratos Defense & Security Solutions, Inc. (b)	8,506	174,203
Luxfer Holdings PLC	6,789	114,055
Masonite International Corp. (b)	140	12,452
Mercury Systems, Inc. (b)	3,482	224,415
Mueller Industries, Inc.	1,178	63,812
Plug Power, Inc. (b)	172	4,921
RBC Bearings, Inc. (b)	121	23,459
Rush Enterprises, Inc. - Class A	2,292	116,686
Saia, Inc. (b)	2,190	533,966
Science Applications International Corp.	18	1,659
Simpson Manufacturing Co., Inc.	876	95,519
SiteOne Landscape Supply, Inc. (b)	1,320	213,431
SP Plus Corp. (b)	190	5,958
Stem, Inc. (b)	1,980	21,800
Sterling Construction Co., Inc. (b)	312	8,362
Tetra Tech, Inc.	103	16,989
The AZEK Co., Inc. (b)	8,485	210,767
The Brink's Co.	45	3,060
The Lawson Products, Inc. (b)	4,046	155,933
Titan International, Inc. (b)	1,266	18,648
Titan Machinery, Inc. (b)	5,079	143,533
TPI Composites, Inc. (b)	350	4,921
TriNet Group, Inc. (b)	792	77,901
UFP Industries, Inc.	339	26,157
Vectrus, Inc. (b)	82	2,941
Vicor Corp. (b)	36	2,540
Watts Water Technologies, Inc. - Class A	49	6,840
Werner Enterprises, Inc.	438	17,958
		3,853,926
Information Technology - 24.7%
3D Systems Corp. (b)	2,697	44,986
8x8, Inc. (b)	1,521	19,149
908 Devices, Inc. (b)	8,890	168,999
A10 Networks, Inc.	4,787	66,779
ACI Worldwide, Inc. (b)	1,437	45,251
Alarm.com Holdings, Inc. (b)	279	18,542
Alkami Technology, Inc. (b)	534	7,642
Alpha & Omega Semiconductor Ltd. (b)	411	22,461
Ambarella, Inc. (b)	246	25,810
Amkor Technology, Inc.	300	6,516
Appfolio, Inc. - Class A (b)	1,311	148,418
Appian Corp. (b)	476	28,950
Asana, Inc. - Class A (b)(c)	393	15,708
Avaya Holdings Corp. (b)	345	4,371
AvidXchange Holdings, Inc. (b)	510	4,105
Axcelis Technologies, Inc. (b)	1,382	104,383
Badger Meter, Inc.	279	27,819
BigCommerce Holdings, Inc. (b)	838	18,361
Blackbaud, Inc. (b)	463	27,720
Blackline, Inc. (b)	271	19,843
Box, Inc. - Class A (b)	3,019	87,732
Cass Information Systems, Inc.	499	18,418
CEVA, Inc. (b)	5,170	210,160
Computer Task Group, Inc. (b)	23,418	228,794
Consensus Cloud Solutions, Inc. (b)	265	15,934
CTS Corp.	904	31,947
Digital Turbine, Inc. (b)	5,398	236,486
DigitalOcean Holdings, Inc. (b)	12	694
Diodes, Inc. (b)	49	4,263
Domo, Inc. - Class B (b)	187	9,457
DoubleVerify Holdings, Inc. (b)	6,580	165,619
eGain Corp. (b)	970	11,233
Endava PLC - ADR (b)	2,485	330,580
EngageSmart, Inc. (b)	230	4,901
Enphase Energy, Inc. (b)	17	3,430
Everbridge, Inc. (b)	57	2,488
Evo Payments, Inc. - Class A (b)	17,808	411,187
ExlService Holdings, Inc. (b)	470	67,337
Extreme Networks, Inc. (b)	2,871	35,055
Fabrinet (b)	40	4,205
FormFactor, Inc. (b)	432	18,157
II-VI, Inc. (b)	638	46,249
International Money Express, Inc. (b)	4,705	96,970
JFrog Ltd. (b)	827	22,288
Kopin Corp. (b)	2,252	5,698
Kulicke & Soffa Industries, Inc.	1,525	85,431
Lattice Semiconductor Corp. (b)	1,631	99,409
Limelight Networks, Inc. (b)	34,456	179,860
LivePerson, Inc. (b)	491	11,990
MACOM Technology Solutions Holdings, Inc. (b)	1,805	108,065
Maximus, Inc.	269	20,162
MaxLinear, Inc. (b)	698	40,728
MicroStrategy, Inc. - Class A (b)(c)	54	26,261
Mimecast Ltd. (b)	3,620	288,007
Model N, Inc. (b)	365	9,818
nLight, Inc. (b)	7,068	122,559
Novanta, Inc. (b)	249	35,430
NVE Corp.	500	27,235
ON24, Inc. (b)	861	11,322
Onto Innovation, Inc. (b)	748	64,994
OSI Systems, Inc. (b)	448	38,134
PagerDuty, Inc. (b)	1,085	37,096
Pegasystems, Inc.	4,657	375,587
Power Integrations, Inc.	768	71,178
PROS Holdings, Inc. (b)	7,043	234,602
Q2 Holdings, Inc. (b)	227	13,995
Qualys, Inc. (b)	3,817	543,579
Repay Holdings Corp. (b)	21,229	313,552
Sailpoint Technologies Holdings, Inc. (b)	336	17,197
Sapiens International Corp. NV	1,282	32,550
Semtech Corp. (b)	1,736	120,374
Silicon Laboratories, Inc. (b)	1,486	223,197
SMART Global Holdings, Inc. (b)	2,690	69,483
Sprout Social, Inc. - Class A (b)	777	62,253
SPS Commerce, Inc. (b)	240	31,488
Sumo Logic, Inc. (b)	304	3,548
Synaptics, Inc. (b)	260	51,870
The Hackett Group, Inc.	928	21,400
TTEC Holdings, Inc.	253	20,878
Ultra Clean Holdings, Inc. (b)	1,514	64,178
Varonis Systems, Inc. (b)	753	35,798
Veeco Instruments, Inc. (b)	6,932	188,481
Verra Mobility Corp. (b)	376	6,121
Vonage Holdings Corp. (b)	102	2,070
WNS Holdings Ltd. - ADR (b)	7,870	672,806
Workiva, Inc. (b)	5,620	663,160
Xperi Holding Corp.	254	4,399
		7,945,340
Materials - 2.3%
Allegheny Technologies, Inc. (b)	400	10,736
Avient Corp.	149	7,152
Balchem Corp.	172	23,512
Ferroglobe Representation & Warranty Insurance Trust (b)(d)(e)	840	–
Greif, Inc. - Class A	522	33,961
Ingevity Corp. (b)	90	5,766
Innospec, Inc.	624	57,751
Kronos Worldwide, Inc.	480	7,450
Materion Corp.	2,471	211,864
MP Materials Corp. (b)(c)	850	48,739
O-I Glass, Inc. (b)	350	4,613
Quaker Chemical Corp.	1,200	207,372
Ranpak Holdings Corp. (b)	5,221	106,665
Tredegar Corp.	430	5,156
		730,737
Real Estate - 1.9%
Douglas Elliman, Inc.	1,455	10,621
EastGroup Properties, Inc.	304	61,797
eXp World Holdings, Inc.	1,786	37,810
Forestar Group, Inc. (b)	3,090	54,878
Gladstone Commercial Corp.	940	20,699
Innovative Industrial Properties, Inc.	1,432	294,133
Marcus & Millichap, Inc.	265	13,960
National Storage Affiliates Trust	189	11,862
Newmark Group, Inc. - Class A	3,754	59,764
Outfront Media, Inc.	680	19,332
Redfin Corp. (b)	735	13,259
Ryman Hospitality Properties, Inc. (b)	156	14,472
The RMR Group, Inc. - Class A	150	4,665
		617,252
Utilities - 0.2%
Clearway Energy, Inc. - Class A	240	7,997
South Jersey Industries, Inc.	371	12,818
Sunnova Energy International, Inc. (b)	1,260	29,055
Via Renewables, Inc.	1,719	14,165
		64,035
Total Common Stocks (Cost $27,436,776)		31,546,513

Total Investments at Value - 98.0% (Cost $27,436,776)		31,546,513
Other Assets in Excess of Liabilities - 2.0%		647,409
Net Assets - 100.0%		$32,193,922

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at March 31, 2022. The total fair value of securities on loan at March 31, 2022 was $375,621.
(d)
Level 3 security.  Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 as of March 31, 2022, representing 0.0% of net assets.

(e)	Illiquid security. The total value of such securities is $0 as of March 31, 2022, representing 0.0% of net assets.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

SMALL COMPANY GROWTH PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolio's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolio discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:
● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2022, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2022:

Small Company Growth Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$31,546,513	$-	$-	*	$31,546,513
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$31,546,513	$-	$-		$31,546,513

* Includes securities that have been fair valued at $0.

Refer to the Portfolio’s Schedule of Investments for a listing of the securities by industry or sector type. Small Company Growth Portfolio held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 as of March 31, 2022. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.